Average Annual Total Returns - Institutional - Vanguard Extended Duration Treasury Index Fund	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares Since Inception	Institutional Plus Shares Inception Date	Institutional Plus Shares Return After Taxes on Distributions 1 Year	Institutional Plus Shares Return After Taxes on Distributions 5 Years	Institutional Plus Shares Return After Taxes on Distributions Since Inception	Institutional Plus Shares Return After Taxes on Distributions Inception Date	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years
Total	18.59%	4.76%	9.36%	Aug. 28, 2013	20.13%	4.90%	9.56%	Aug. 28, 2013	8.72%	3.05%	3.50%	Aug. 28, 2013	20.13%	4.90%	8.72%	3.05%